Equity accounted investees	12 Months Ended
Sep. 30, 2025
Equity accounted investees
Equity accounted investees

11.    Equity accounted investees

Investment in
Joint Venture
$'000
Cost
At 1 October 2022	28
Additions	—
Foreign exchange on translation	2
At 30 September 2023	30
Additions	—
Impairment charge	(30)
Foreign exchange on translation	—
At 30 September 2024	—
Additions	—
Foreign exchange on translation	—
At 30 September 2025	—

Joint venture

Quantum Keep Limited was a joint venture (JV) of Arqit Limited, which is a 100% owned subsidiary of Arqit Quantum Inc. The registered office was One Fleet Place, London, England, EC4M 7WS. Arqit Ltd jointly held 50% of shares for the entity. The nature of Quantum Keep Limited’s activities was that of business and domestic software development. Quantum Keep Ltd was a separate vehicle and the Group had a residual interest in Quantum Keep Ltd as a JV.

Quantum Keep Limited was incorporated on 12 August 2020 with Arqit Limited taking a 50% investment on incorporation.

An impairment charge of $30.0 thousand was recognised in prior year as the JV company was discontinued. The JV was dissolved in December 2024. Quantum Keep Limited was dormant since incorporation.